Consolidated Statements of Stockholders Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Initial Public Offering
Issuance of common stock, per share	$ 9.00
Issuance of common stock, issuance costs	$ 5,527
Follow-on Offering
Issuance of common stock, per share	$ 17.50
Issuance of common stock, issuance costs	$ 903